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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MORNINGSTAR INVESTMENT SERVICES, INC.
                 -------------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------------
                 CHICAGO, IL  60602
                 -------------------------------------

Form 13F File Number: 28-13657
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. SCOTT SCHILLING
         -------------------------------
Title:   CHIEF COMPLIANCE OFFICER
         -------------------------------
Phone:   (312) 696-6168
         -------------------------------

Signature, Place, and Date of Signing:

       /S/ D. SCOTT SCHILLING            CHICAGO, IL      AUGUST 10, 2010
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 101
                                        --------------------

Form 13F Information Table Value Total: $142,693
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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Form 13F Information Table

                                                         Value    Share   Share/   Put/ Investment  Other     Voting Authority
       Name of Issuer         Title of Class    CUSIP   (x$1000)  Amount Principal Call Discretion Managers   Sole  Shared None
AGL Res Inc.                        COM       001204106      390  10,896    SH             Sole              10,896
Abbott Labs                         COM       002824100    1,567  33,446    SH             Sole              33,446
Altria Group Inc.                   COM       02209S103      867  43,252    SH             Sole              43,252
American Express Co                 COM       025816109      688  17,306    SH             Sole              17,306
AmeriGas Partners L P           UNIT LP INT   030975106      345   8,349    SH             Sole               8,349
Amgen Inc                           COM       031162100      461   8,773    SH             Sole               8,773
Apollo Group Inc                    CL A      037604105    1,603  37,743    SH             Sole              37,743
Applied Matls Inc                   COM       038222105    2,095 174,258    SH             Sole             174,258
Autodesk Inc.                       COM       052769106      347  14,257    SH             Sole              14,257
Automatic Data Processing In        COM       053015103      799  19,818    SH             Sole              19,818
BB&T Corp                           COM       054937107    1,312  49,900    SH             Sole              49,900
Baxter Intl Inc                     COM       071813109    1,099  27,031    SH             Sole              27,031
Becton, Dickinson & Co              COM       075887109      255   3,760    SH             Sole               3,760
Bemis Inc                           COM       081437105      361  13,373    SH             Sole              13,373
Berkshire Hathaway Inc DEL          CL B      084670207    2,617  32,257    SH             Sole              32,257
Boston Scientific Corp              COM       101137107       63  10,270    SH             Sole              10,270
CVS Caremark Corporation            COM       126650100      600  20,457    SH             Sole              20,457
CarMax Inc                          COM       143130102      576  28,960    SH             Sole              28,960
CEMEX SAB DE CV                 SPON ADR NEW  151290889      254  26,265    SH             Sole              26,265
Cintas Corp                         COM       172908105      438  18,241    SH             Sole              18,241
Clorox Co DEL                       COM       189054109      839  13,494    SH             Sole              13,494
Coca Cola Co                        COM       191216100      251   4,986    SH             Sole               4,986
Comcast Corp NEW                    CL A      20030N101      575  33,110    SH             Sole              33,110
Compass Minerals Intl Inc           COM       20451N101    2,386  33,977    SH             Sole              33,977
Diageo PLC                      SPON ADR NEW  25243Q205    1,780  28,317    SH             Sole              28,317
Disney Walt Co                   COM DISNEY   254687106      817  25,956    SH             Sole              25,956
Discover Finl Svcs                  COM       254709108      896  64,016    SH             Sole              64,016
eBay Inc                            COM       278642103      752  38,362    SH             Sole              38,362
Energy Transfer Prtnrs L P     UNIT LTD PARTN 29273R109      347   7,475    SH             Sole               7,475
Enterprise GP Hldgs L P         UNIT LP INT   293716106      393   8,295    SH             Sole               8,295
Exelon Corp                         COM       30161N101    2,469  65,020    SH             Sole              65,020
Exxon Mobil Corp                    COM       30231G102    2,457  43,007    SH             Sole              43,007
Fastenal Co                         COM       311900104      619  12,549    SH             Sole              12,549
First Amern Finl Corp               COM       31847R102      452  35,610    SH             Sole              35,610
First Potomac Rlty TR               COM       33610F109      669  46,585    SH             Sole              46,585
France Telecom                 Sponsored ADR  35177Q105      866  50,000    SH             Sole              50,000
Gallagher Arthur J & Co             COM       363576109      784  32,161    SH             Sole              32,161
General Dynamics Corp               COM       369550108      521   8,896    SH             Sole               8,896

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
General Electric Co                 COM       369604103    1,426  98,866    SH             Sole              98,866
Genuine Parts Co                    COM       372460105      357   9,037    SH             Sole               9,037
Genzyme Corp                        COM       372917104      442   8,694    SH             Sole               8,694
Graco Incorporated                  COM       384109104      248   8,814    SH             Sole               8,814
Health Care REIT Inc                COM       42217K106      462  10,970    SH             Sole              10,970
Hewlett Packard Co                  COM       428236103      384   8,866    SH             Sole               8,866
Home Depot Inc                      COM       437076102      402  14,344    SH             Sole              14,344
International Game Technolog        COM       459902102      184  11,725    SH             Sole              11,725
International Speedway Corp         CL A      460335201    2,135  82,864    SH             Sole              82,864
iShares TR                     IBOXX INV CPBD 464287242    6,115  56,388    SH             Sole              56,388
JPMorgan Chase & Co.                COM       46625H100      512  13,989    SH             Sole              13,989
Johnson & Johnson                   COM       478160104    2,791  47,244    SH             Sole              47,244
KLA-Tencor Corp                     COM       482480100      801  28,728    SH             Sole              28,728
Kimberly Clark Corp                 COM       494368103      540   8,904    SH             Sole               8,904
Kinder Morgan Energy Partner   UT LTD PARTNER 494550106      610   9,371    SH             Sole               9,371
Kinder Morgan Management LLC        SHS       49455U100      699  12,465    SH             Sole              12,465
Lowes Cos Inc                       COM       548661107    2,361 115,472    SH             Sole             115,472
Magellan Midstream Prtnrs LP   COM UNIT RP LP 559080106    1,386  29,651    SH             Sole              29,651
Marsh & McLennan Cos Inc            COM       571748102      519  22,952    SH             Sole              22,952
MasterCard Inc                      CL A      57636Q104      585   2,930    SH             Sole               2,930
Maxim Integrated Prods Inc          COM       57772K101      606  36,246    SH             Sole              36,246
McCormick & Co Inc              COM NON VTG   579780206      243   6,389    SH             Sole               6,389
Microsoft Corp                      COM       594918104    1,146  49,645    SH             Sole              49,645
Molson Coors Brewing Co             CL B      60871R209      563  13,300    SH             Sole              13,300
Monsanto Co New                     COM       61166W101      922  19,843    SH             Sole              19,843
National Grid PLC               SPON ADR NEW  636274300      498  13,528    SH             Sole              13,528
Novartis A G                   SPONSORED ADR  66987V109    2,463  50,812    SH             Sole              50,812
Nstar                               COM       67019E107    1,088  31,076    SH             Sole              31,076
Nustar Energy LP                  UNIT COM    67058H102      236   4,114    SH             Sole               4,114
Paychex Inc                         COM       704326107    1,848  71,008    SH             Sole              71,008
Pepsico Inc                         COM       713448108    1,294  21,222    SH             Sole              21,222
Pfizer Inc                          COM       717081103      773  53,994    SH             Sole              53,994
Philip Morris Intl Inc              COM       718172109      604  13,176    SH             Sole              13,176
Procter & Gamble Co                 COM       742718109    2,093  34,892    SH             Sole              34,892
Range Res Corp                      COM       75281A109      253   6,298    SH             Sole               6,298
Realty Income Corp                  COM       756109104    1,225  40,383    SH             Sole              40,383
St Joe Co                           COM       790148100      454  19,609    SH             Sole              19,609
Select Sector SPDR TR          SBI HEALTHCARE 81369Y209    5,409 191,755    SH             Sole             191,755
Select Sector SPDR TR          SBI CONS STPLS 81369Y308    5,062 198,453    SH             Sole             198,453
Spectra Energy Corp                 COM       847560109      780  38,882    SH             Sole              38,882
Stryker Corp                        COM       863667101    1,445  28,873    SH             Sole              28,873
Sysco Corp                          COM       871829107    1,382  48,415    SH             Sole              48,415
Tenneco Inc                         COM       880349105      842  40,000    SH             Sole              40,000
3M Co                               COM       88579Y101    1,833  23,208    SH             Sole              23,208

TransCanada Corp                    COM       89353D107      485  14,515    SH             Sole              14,515
US Bancorp Del                    COM NEW     902973304    1,188  53,070    SH             Sole              53,070
United Parcel Service Inc           CL B      911312106      606  10,645    SH             Sole              10,645
Vanguard Specialized Portfol    DIV APP ETF   921908844    6,914 156,966    SH             Sole             156,966
Vanguard Intl Equity Index F    EMR MKT ETF   922042858    3,268  86,003    SH             Sole              86,003
Vanguard World Fds               ENERGY ETF   92204A306    6,040  82,886    SH             Sole              82,886
Vanguard World Fds              INF TECH ETF  92204A702    5,091 102,848    SH             Sole             102,848
Vanguard Index Fds              SMALL CP ETF  922908751    2,585  45,627    SH             Sole              45,627
Vanguard Index Fds              STK MRK ETF   922908769   20,734 394,348    SH             Sole             394,348
Vulcan Matls Co                     COM       929160109      545  12,432    SH             Sole              12,432
Wal Mart Stores Inc                 COM       931142103      638  13,266    SH             Sole              13,266
Walgreen Co                         COM       931422109      224   8,386    SH             Sole               8,386
Waste Mgmt Inc Del                  COM       94106L109      286   9,133    SH             Sole               9,133
Weight Watchers Intl Inc. NEW       COM       948626106      604  23,501    SH             Sole              23,501
WellPoint Inc                       COM       94973V107      314   6,422    SH             Sole               6,422
Wells Fargo Co NEW                  COM       949746101      472  18,437    SH             Sole              18,437
Westar Energy Inc                   COM       95709T100      567  26,250    SH             Sole              26,250
Western Un Co                       COM       959802109    1,215  81,042    SH             Sole              81,042
Wilmington Trust Corp               COM       971807102      286  25,803    SH             Sole              25,803